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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21915

                    Oppenheimer Baring SMA International Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 08/31/2010

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                  SHARES      VALUE
                                                 -------   ----------
COMMON STOCKS--95.6%
CONSUMER DISCRETIONARY--4.7%
INTERNET & CATALOG RETAIL--4.7%
Rakuten, Inc.                                        540   $  408,808
                                                           ----------
CONSUMER STAPLES--8.8%
HOUSEHOLD PRODUCTS--8.8%
Reckitt Benckiser Group plc                        7,614      381,027
UNI-CHARM Corp.                                    3,100      378,229
                                                           ----------
                                                              759,256
                                                           ----------
ENERGY--13.1%
OIL, GAS & CONSUMABLE FUELS--13.1%
Eni SpA                                           18,843      372,405
Niko Resources Ltd.                                3,821      377,137
Oil Search Ltd.                                   73,990      388,392
                                                           ----------
                                                            1,137,934
                                                           ----------
FINANCIALS--26.8%
CAPITAL MARKETS--4.5%
UBS AG(1)                                         23,142      389,424
                                                           ----------
INSURANCE--22.3%
Admiral Group plc                                 16,893      394,319
Muenchener Rueckversicherungs-Gesellschaft AG      2,870      364,752
Prudential plc                                    43,108      374,197
Resolution Ltd.                                   98,913      384,099
Scor Se                                           18,943      412,055
                                                           ----------
                                                            1,929,422
                                                           ----------
HEALTH CARE--4.5%
BIOTECHNOLOGY--4.5%
Grifols SA                                        33,420      389,168
                                                           ----------
INDUSTRIALS--6.6%
COMMERCIAL SERVICES & SUPPLIES--2.9%
De La Rue plc                                     23,584      253,187
                                                           ----------
PROFESSIONAL SERVICES--3.7%
Capita Group plc                                  29,350      316,438
                                                           ----------
INFORMATION TECHNOLOGY--13.0%
IT SERVICES--4.5%
Redecard SA                                       28,100      387,360
                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
DISCO Corp.                                        7,000      349,542
                                                           ----------
SOFTWARE--4.4%
Autonomy Corp. plc(1)                             16,050      383,995
                                                           ----------
MATERIALS--13.7%
CHEMICALS--4.2%
Israel Chemicals Ltd.                             29,081      368,919
                                                           ----------
METALS & MINING--9.5%
Centamin Egypt Ltd.(1)                           149,491      408,095
Hitachi Metals Ltd.                               38,000      411,081
                                                           ----------
                                                              819,176
                                                           ----------


                  1 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

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Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                  SHARES      VALUE
                                                 -------   ----------
TELECOMMUNICATION SERVICES--4.4%
WIRELESS TELECOMMUNICATION SERVICES--4.4%
NTT DoCoMo, Inc.                                     227   $  384,232
                                                 -------   ----------
TOTAL INVESTMENTS, AT VALUE (COST $7,667,786)       95.6%   8,276,861
                                                 -------   ----------
Other Assets Net of Liabilities                      4.4      380,246
                                                 -------   ----------
NET ASSETS                                         100.0%  $8,657,107
                                                 =======   ==========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of August 31, 2010 based on valuation input level:

                                  LEVEL 1--         LEVEL 2--            LEVEL 3--
                                  UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                                QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                                -------------   -----------------   -------------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $  408,808        $       --              $--           $  408,808
   Consumer Staples                  759,256                --               --              759,256
   Energy                            765,529           372,405               --            1,137,934
   Financials                      1,564,670           754,176               --            2,318,846
   Health Care                       389,168                --               --              389,168
   Industrials                       569,625                --               --              569,625
   Information Technology          1,120,897                --               --            1,120,897
   Materials                         408,095           780,000               --            1,188,095
   Telecommunication Services        384,232                --               --              384,232
                                  ----------        ----------              ---           ----------
Total Assets                      $6,370,280        $1,906,581              $--           $8,276,861
                                  ----------        ----------              ---           ----------


                  2 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

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Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                                TRANSFERS INTO   TRANSFERS OUT   TRANSFERS INTO   TRANSFERS OUT
                                   LEVEL 1*       OF LEVEL 1**      LEVEL 2**      OF LEVEL 2*
                                --------------   -------------   --------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Staples               $  236,707       $      --        $     --       $  (236,707)
   Energy                            227,900              --              --          (227,900)
   Financials                        228,703        (223,142)        223,142          (228,703)
   Information  Technology           230,390              --              --          (230,390)
   Materials                         281,640        (225,475)        225,475          (281,640)
   Telecommunication Services        234,798              --              --          (234,798)
                                  ----------       ---------        --------       -----------
Total Assets                      $1,440,138       $(448,617)       $448,617       $(1,440,138)
                                  ==========       =========        ========       ===========

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS     VALUE      PERCENT
-------------------   ----------   -------
United Kingdom        $2,103,163     25.4%
Japan                  1,931,892     23.3
Australia                796,487      9.6
France                   412,055      5.0
Switzerland              389,424      4.7
Spain                    389,168      4.7
Brazil                   387,360      4.7
Island of Guernsey       384,099      4.6
Canada                   377,137      4.6
Italy                    372,405      4.5
Israel                   368,919      4.5
Germany                  364,752      4.4
                      ----------    -----
Total                 $8,276,861    100.0%
                      ==========    =====


                  3 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

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Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


                  4 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

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Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 7,667,973
                                 ===========
Gross unrealized appreciation    $ 1,034,133
Gross unrealized depreciation       (425,245)
                                 -----------
Net unrealized appreciation      $   608,888
                                 ===========


                  5 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

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ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring SMA International Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/11/2010